Property and Equipment	6 Months Ended
Jun. 30, 2023
Property and Equipment [Abstract]
PROPERTY AND EQUIPMENT

8 PROPERTY AND EQUIPMENT

The property and equipment net book value consists of the following:

	(Unaudited)	(Audited)
	June 30, 2023	December 31, 2022
	USD	USD

General installations	1,252,364	1,399,745
Office and computer equipment	284,934	325,863
Furniture & fixtures	426,682	475,367
	1,963,980	2,200,975

Total expense arising from depreciation on property and equipment recognised in the condensed interim consolidated statement of comprehensive income as part of general and administrative expense for the six-month period ended June 30, 2023 was USD 241,107 (USD 67,720 for the six-month period ended June 30, 2022).